SHARE CAPITAL - Narrative (Details) $ / shares in Units, $ in Millions								1 Months Ended		12 Months Ended
	Nov. 16, 2023 shares	Oct. 11, 2023 shares	Mar. 03, 2023 USD ($) shares	Dec. 01, 2022 USD ($) shares	Nov. 04, 2022 USD ($) shares	May 25, 2022 USD ($) shares	Jun. 28, 2021 USD ($) shares	Mar. 31, 2023 USD ($) shares	Oct. 31, 2021 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares		Dec. 31, 2023 $ / shares
Class of Stock [Line Items]
Equity issuances | $										$ 3,303	$ 461	$ 1,424	[1]
Class A Senior Preferred Shares
Class of Stock [Line Items]
Preferred Shares Authorized (in shares)										100,000,000
Par Value (in dollars per share) | $ / shares										$ 25.00
Class B Senior Preferred Shares
Class of Stock [Line Items]
Preferred Shares Authorized (in shares)										100,000,000
Par Value (in dollars per share) | $ / shares														$ 25.00
Dividends on Class A redeemable junior preferred shares
Class of Stock [Line Items]
Preferred Shares Authorized (in shares)										1,000,000,000
Par Value (in dollars per share) | $ / shares										$ 25.00
Issuances (in shares)				2,108,733		98,351,547
Equity issuances | $				$ 53		$ 2,500
Accrued dividends | $										$ 182	$ 68
Class B Junior Preferred Shares
Class of Stock [Line Items]
Preferred Shares Authorized (in shares)										1,000,000,000
Par Value (in dollars per share) | $ / shares														$ 25.00
Class A exchangeable shares
Class of Stock [Line Items]
Shares authorized (in shares)										1,000,000,000
Par value (in dollars per share) | $ / shares										$ 33.42	$ 33.70
Conversion of stock (in shares)			309,037	608,000	675,000			1,165,000
Carrying Value | $			$ 10		$ 27					$ 615	$ 422
Conversion ratio		1								1
Issuances (in shares)										1,165,000	0	10,877,989
Class A-1 exchangeable shares
Class of Stock [Line Items]
Shares authorized (in shares)										500,000,000
Par value (in dollars per share) | $ / shares										$ 33.42
Carrying Value | $										$ 961	$ 0
Conversion ratio		1								1
Common stock, issued (in shares)										28,073,777
Common stock, outstanding (in shares)										28,073,777
Issuances (in shares)										32,934,574	0	0
Class B shares
Class of Stock [Line Items]
Shares authorized (in shares)										500,000
Par value (in dollars per share) | $ / shares										$ 33.42	$ 33.70
Carrying Value | $							$ 1			$ 1	$ 1
Issuances (in shares)							24,000			0	0	24,000
Class C shareholders
Class of Stock [Line Items]
Shares authorized (in shares)										1,000,000,000
Par value (in dollars per share) | $ / shares										$ 1.00	$ 1
Carrying Value | $							$ 712		$ 250	$ 3,607	$ 1,467
Issuances (in shares)							17,000,000		7,000,000	60,741,893	11,270,466	23,544,548
Class A limited voting shares
Class of Stock [Line Items]
Conversion of stock (in shares)	32,934,574	40,000,000
Shares issued (in shares)								1,165,000
Shares issued | $								$ 38
Carrying Value | $							$ 538
Issuances (in shares)							11,000,000
Class C shareholders
Class of Stock [Line Items]
Shares issued (in shares)				5,053,138	1,066,471			380,268
Carrying Value | $				$ 24
Issuances (in shares)						11,270,466
Equity issuances | $						$ 450
Class A exchangeable, Class A-1 exchangeable and Class B shareholders
Class of Stock [Line Items]
Par value (in dollars per share) | $ / shares										$ 33.42	$ 33.70
Carrying Value | $										$ 1,577	$ 423

[1]	See Note 1(b) for details regarding the Spin-off and reorganization.